UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
 (Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

(a)

VegTech Plant-based Innovation & Climate ETF

(EATV)

Semi-Annual Report

April 30, 2022

VegTech Plant-based Innovation & Climate ETF
Sector Allocation of Portfolio Assets at April 30, 2022 (Unaudited)

Percentages represent market value as a percentage of total investments.

VegTech Plant-based Innovation & Climate ETF
Expense Example at April 30, 2022 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares, and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period indicated below.

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transaction costs, such as redemption fees, or exchange fees. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period (2)
	12/28/21 (1)	4/30/22	12/28/21 - 4/30/22
VegTech Plant-based Innovation & Climate ETF
Actual	$1,000.00	$741.20	$2.22
Hypothetical (5% return before expenses)	$1,000.00	$1,014.44	$2.57

(1)	Inception date of the Fund.
(2)
Expenses are equal to the annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 124/365 days (to reflect the initial period of operations of the Fund). The ending account values in the table are based on the actual total returns of the shares of the Fund.

VegTech Plant-based Innovation & Climate ETF
Schedule of Investments at April 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.2%

	Agricultural Chemicals - 1.0%
11,564	Desert Control AS (b) (c)	$39,022

	Agricultural Operations - 9.5%
8,330	AppHarvest, Inc. (b)	34,236
14,126	Limoneira Co.	168,664
5,320	Local Bounti Corp. (b)	37,240
16,030	Village Farms International, Inc. (b) (c)	69,089
7,000	Yukiguni Maitake Co. Ltd. (c)	56,475
		365,704
	Auto-Cars/Light Trucks - 2.9%
4,046	Fisker, Inc. (b)	40,703
84	Tesla, Inc. (b)	73,144
		113,847
	Beverages-Non-alcoholic - 18.0%
784	Celsius Holdings, Inc. (b)	40,768
5,544	GURU Organic Energy Corp. (b) (c)	51,140
3,346	National Beverage Corp. (b)	147,492
18,802	Oatly Group AB - ADR (b)	66,935
854,000	Thai Wah PCL (c)	163,320
3,304	Vita Coco Co., Inc. (b)	35,881
84,000	Vitasoy International Holdings Ltd. (c)	152,435
10,850	Zevia PBC (b)	37,324
		695,295
	Beverages-Wine/Spirits - 3.5%
1,498	MGP Ingredients, Inc.	136,812

	Brewery - 3.5%
2,338	Anheuser-Busch InBev SA/NV - ADR	134,318

	Chemicals-Specialty - 16.5%
52,234	Amyris, Inc. (b)	179,163
70	Givaudan SA (c)	280,288
2,086	Sensient Technologies Corp.	176,476
		635,927
	Cosmetics & Toiletries - 4.9%
7,784	elf Beauty, Inc. (b)	189,385

	Food-Meat Products - 2.1%
11,018	Meatech 3D Ltd. - ADR (b)	45,945
119,000	Very Good Food Co., Inc. (b) (c)	32,884
		78,829
	Food-Misc/Diversified - 14.3%
4,662	Beyond Meat, Inc. (b)	171,935
56,378	Burcon NutraScience Corp. (b) (c)	38,620
3,612	Ingredion, Inc.	307,417
49,000	Planting Hope Co., Inc. (b) (c)	26,700
182	Veganz Group AG (b) (c)	9,466
		554,138

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF
Schedule of Investments at April 30, 2022 (Unaudited), Continued

Shares		Value
	Food-Retail - 1.3%
16,898	Laird Superfood, Inc. (b)	$50,863

	Food-Wholesale Distribution - 4.0%
12,208	Mission Produce, Inc. (b)	155,286

	Investment Companies - 2.7%
314,370	Agronomics Ltd. (b) (c)	70,760
119,000	Eat Well Investment Group, Inc. (b) (c)	34,737
		105,497
	Machinery-Farm - 1.2%
4,830	Hydrofarm Holdings Group, Inc. (b)	46,126

	Medical Labs & Testing Services - 1.3%
17,066	Ginkgo Bioworks Holdings, Inc. (b)	49,491

	Retail-Gardening Products - 1.1%
7,084	GrowGeneration Corp. (b)	41,866

	Retail-Perfume & Cosmetics - 1.6%
4,200	Olaplex Holdings, Inc. (b)	61,740

	Specified Purpose Acquisition - 2.1%
8,204	Natural Order Acquisition Corp. (b)	80,891

	Textile-Products - 1.3%
6,048	Spinnova Oyj (b) (c)	51,043

	Venture Capital - 0.9%
406,000	Cult Food Science Corp. (b) (c)	36,344

	Vitamins & Nutritional Products - 1.5%
47,600	Else Nutrition Holdings, Inc. (b) (c)	48,169
28,000	Odd Burger Corp. (b) (c)	10,898
		59,067
	Total Common Stocks (cost $4,296,214)	3,681,491

	MONEY MARKET FUND - 1.3%
50,117	First American Government Obligations Fund, Class X, 0.22% (a)	50,117
	Total Money Market Fund (cost $50,117)	50,117

	Total Investments (cost $4,346,331) - 96.5%	3,731,608
	Other Assets less Liabilities - 3.5%	136,828
	TOTAL NET ASSETS - 100.0%	$3,868,436

(a)	Rate shown is the 7-day annualized yield as of April 30, 2022.
(b)	Non-income producing security.
(c)	U.S. traded security of a foreign issuer.
ADR	- American Depository Receipt
AB	- Aktiebolag is the Swedish term for limited company.
AG	- Aktiengesellschaft is the German term for a public limited company.
AS	- Aksjeselskap is the Norwegian term for a stock-based company.
Ltd.	- Company is incorporated and shareholders have limited liability.
OYJ	- Julkinen osakeyhtiö is the Finnish term for a public limited company.
PBC	- Public Benefit Corporation
PCL	- Public Company Limited (Thailand)
SA	- An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SA/NV	- A public limited liability company (société anonyme/naamloze vennootschap) incorporated in Belgium.

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF
Schedule of Investments at April 30, 2022 (Unaudited), Continued

Country Allocation
Country	% of Net Assets
United States	63.33%
Canada	9.01%
Switzerland	7.25%
Thailand	4.22%
Hong Kong	3.94%
Belgium	3.47%
Isle of Man	1.83%
Sweden	1.73%
Japan	1.46%
Finland	1.32%
Israel	1.19%
Norway	1.01%
Germany	0.24%
100.00%

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF
STATEMENT OF ASSETS AND LIABILITIES at April 30, 2022 (Unaudited)

ASSETS
Investments, at value (cost $4,346,331)	$3,731,608
Receivables:
Securities sold	1,072,689
Dividends and interest	1,925
Total assets	4,806,222

LIABILITIES
Payables:
Securities purchased	937,738
Management fees	48
Total liabilities	937,786

NET ASSETS	$3,868,436

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$3,868,436
Shares issued and outstanding [unlimited number of shares (par value
$0.01) authorized]	210,000
Net asset value per share	$18.42

COMPONENTS OF NET ASSETS
Paid-in capital	$4,836,304
Total distributable deficit	(967,868)
Net assets	$3,868,436

VegTech Plant-based Innovation & Climate ETF
STATEMENT OF OPERATIONS For the period December 28, 2021* through April 30, 2022 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld of $755)	$8,512
Interest	12
Total income	8,524
Expenses
Management fees	8,889
Total expenses	8,889
Net investment loss	(365)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on transactions from:
Investments	(350,974)
Foreign currency	(1,492)
Net change in unrealized appreciation/(depreciation) on:
Investments	(614,723)
Foreign currency	(314)
Net realized and unrealized loss on investments and foreign currency	(967,503)
Net decrease in net assets resulting from operations	$(967,868)

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF
STATEMENT OF CHANGES IN NET ASSETS

For the period
December 28, 2021*
through
April 30, 2022
(Unaudited)
INCREASE/(DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(365)
Net realized loss on transactions from:
Investments	(350,974)
Foreign currency	(1,492)
Net change in unrealized appreciation/(depreciation) on:
Investments	(614,723)
Foreign currency	(314)
Net decrease in net assets resulting from operations	(967,868)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	4,836,304
Total increase in net assets	3,868,436

NET ASSETS
Beginning of period	-
End of period	$3,868,436

(a)	A summary of share transactions is as follows:

	For the period
	December 28, 2021*
	through
	April 30, 2022
	(Unaudited)
	Shares	Paid-in Capital
Shares sold	210,000	$4,836,246
Transaction fees	-	58
Net increase	210,000	$4,836,304

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF
FINANCIAL HIGHLIGHTS - For a share outstanding throughout the period

	For the period
	December 28, 2021*
	through
	April 30, 2022
	(Unaudited)
Net asset value, beginning of period	$25.00

Income from investment operations:
Net investment loss	(0.00)	(3)
Net realized and unrealized loss on investments	(6.58)
Total from investment operations	(6.58)

Net asset value, end of period	$18.42

Total return	-25.88%	(2)

Ratios/supplemental data:
Net assets, end of period (thousands)	$3,868
Ratio of expenses to average net assets	0.75%	(1)
Ratio of net investment loss to average net assets	(0.03)%	(1)
Portfolio turnover rate(4)	65.19%	(2)

(1)	Annualized.
(2)	Not Annualized.
(3)	Amount is less than $0.005 per share.
(4)	Excludes impact of in-kind transactions.
*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF
NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited)

NOTE 1 - ORGANIZATION

The VegTech Plant-based Innovation & Climate ETF (the “Fund”) is a non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.  The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies." The Fund began operations on December 28, 2021. The investment objective of the Fund is to achieve long-term capital growth.

 Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 15,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased directly from or redeemed directly to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The Fund charges $500 for the standard fixed creation fee, payable to the Custodian. In addition, a variable fee may be charged on cash purchases, non-standard orders, or partial cash purchases of Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by the Fund are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with $0.01 par value per share.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.  The Fund plans to file U.S. Federal and state tax returns, as necessary.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income are recorded on the ex-dividend date. Withholding taxes on foreign dividends, if any, have been

VegTech Plant-based Innovation & Climate ETF
NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited), Continued

provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and is recorded on an accrual basis.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. The Fund distributes all or substantially all of its net investment income and net realized gains, if any, annually.

Currency Translation: Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Fund’s Statement of Operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

Use of Estimates: The preparation of financial statements in conformity with the U.S GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications: In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

REITs:  The Fund is able to make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

Events Subsequent to the Fiscal Period End: In preparing the financial statements as of April 30, 2022, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION

Investment Valuation: Each Fund calculates its NAV each day the NYSE is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Generally, the Fund’s equity investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be

VegTech Plant-based Innovation & Climate ETF
NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited), Continued

valued using the NASDAQ Official Closing Price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above. Investment companies will be classified in level 1 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many f actors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Foreign exchanges typically close before the time at which Fund share prices are calculated and may be closed altogether on some days when shares of the Fund are traded. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Fair Valuation Measurement: The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of inputs of the fair value hierarchy are defined as follows:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 —	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

VegTech Plant-based Innovation & Climate ETF
NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited), Continued

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$674,948	$-	$-	$674,948
Consumer, Cyclical	316,665	-	-	316,665
Consumer, Non-Cyclical	2,421,019	-	-	2,421,019
Diversified Finance	80,891	-	-	80,891
Financial	141,841	-	-	141,841
Industrial	46,127	-	-	46,127
Total Common Stocks	3,681,491	-	-	3,681,491
Money Market Fund	50,117	-	-	50,117
Total Investments in Securities	$3,731,608	$-	$-	$3,731,608

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Fund will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

NOTE 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

VegTech LLC, (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the Officers of the Trust. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses and shareholder proxy). For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has overall responsibility for overseeing the investment of the Fund’s assets, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Penserra Capital Management, LLC’s (“Penserra” or “the Sub-Adviser”) acts as the Sub-Adviser to the Fund. The Sub-Adviser has responsibility to make day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the Sub-Adviser’s best execution obligations and the Trust’s and the Sub-

VegTech Plant-based Innovation & Climate ETF
NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited), Continued

Adviser’s brokerage policies. Sub-Advisory fees earned by Penserra are paid by the Adviser. For the services it provides to the Fund, the Sub-Adviser is compensated by the Adviser from the management fees paid by the Fund to the Adviser.

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC (“Foreside”).

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period December 28,2021 through April 30, 2022, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $6,509,651 and $1,862,463, respectively.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $3,977,837 and $0, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

NOTE 6 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period. Since the Fund did not have a full fiscal year, the tax cost of investments is the same as noted in the schedule of investments.

The Fund did not make distributions during the period ended April 30, 2022.

NOTE 7 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•	New Adviser Risk. The Adviser is a newly organized investment adviser and has no operating history or performance track record, which may increase the risks associated with investments in the Fund.
•
 New Fund Risk. The Fund is a recently organized investment company with no operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

•
Initial Public Offering Risk. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. In addition, because of interdependencies between markets, events in one market may adversely impact

VegTech Plant-based Innovation & Climate ETF
NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited), Continued

markets or issuers in which the Fund invests in unforeseen ways. Traditionally, liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

•
Climate Change and VegTech Policy Risk. The Fund’s policy of investing in VegTech and Climate companies as a means to promote positive climate change could cause the Fund to perform differently compared to similar funds that do not have such a policy. This policy may result in the Fund foregoing opportunities to buy certain securities when it might otherwise be economically advantageous to do so, or selling securities when it might be otherwise economically disadvantageous for it to do so. The Fund will vote proxies in a manner which is consistent with its VegTech and climate policy themes, which may not always be consistent with maximizing short-term performance of the issuer.

•
Foreign Securities Risk. Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments. Securities markets of other countries are generally smaller than U.S. securities markets.

•
 Non-Diversification Risk. The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its NAV and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Fund.

•
Depositary Receipt Risk – Foreign receipts, which include ADRs, GDRs, and EDRs, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply, and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

•
Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

VegTech Plant-based Innovation & Climate ETF
NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited), Continued

•
Trading. Although Shares are listed for trading on NYSE Arca, Inc. and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

NOTE 8 – TRUSTEES AND OFFICERS

Gail Duree retired as an Independent Trustee effective December 31, 2021. Michelle Sanville-Seebold resigned as Deputy Chief Compliance Officer effective May 27, 2022.

VegTech Plant-based Innovation & Climate ETF

Approval of Investment Advisory Agreement (Unaudited)

At a special meeting held on December 21, 2021, the Board (all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered the initial approval of an Investment Advisory Agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and VegTech LLC (the “Adviser”) and the Sub-Advisory Agreement (“Sub-Advisory Agreement”; and together with the Advisory Agreement, the “Advisory agreement”) between the Trust, the Adviser, and Penserra Capital Management LLC (the “Sub-Adviser”) on behalf of the VegTech Plant-based Innovation & Climate ETF (the “Fund”), a new series of the Trust. At the meeting the Board received and reviewed substantial information regarding the Fund, the Adviser, the Sub-Adviser and the services to be provided by the Adviser and Sub-Adviser to the Fund under the Advisory agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory agreement:

1.
The nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser under the Advisory agreement.  The Board considered the nature, extent and quality of the Adviser and Sub-Adviser’s overall services to be provided to the Fund, as well as their specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser and Sub-Adviser that would be involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser and Sub-Adviser, including information regarding their compliance programs, their chief compliance officers and the Adviser and Sub-Adviser’s compliance record, as well as the Adviser and Sub-Adviser’s cybersecurity programs, liquidity risk management programs, business continuity plans, and risk management processes. The Board concluded that the Adviser and the Sub-Adviser had the quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing their duties under the Advisory agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.	The Fund’s historical performance and the overall performance of the Adviser and Sub-Adviser. As the Fund was newly created, the Board was unable to review the performance of the Fund.

3.
The costs of the services to be provided by the Adviser and Sub-Adviser and the structure of the Adviser and Sub-Adviser’s fee under the Advisory agreement. In considering the proposed advisory and sub-advisory fees and the total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds. The Board noted that the Adviser has agreed from its management fee to pay all other expenses of the Fund (other than taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and other extraordinary expenses). The Board noted that the Fund’s total expense ratio was above the peer group median and average. The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Fund and concluded that, at this time, the fees to be paid to the Adviser and Sub-Adviser were fair and reasonable.

4.
Economies of Scale. The Board also considered whether economies of scale could be expected to be realized by the Adviser as assets of the Fund grow. The Board noted that as the Fund was new, there were no additional significant economies of scale being realized by the Adviser at this time.

5.
The profits to be realized by the Adviser and sub-adviser and their affiliates from their relationship with the Fund. The Board discussed the likely overall profitability of the Adviser and Sub-Adviser from managing the new Fund. In assessing possible profitability, the Trustees reviewed the Adviser’s and Sub-Adviser’s financial information and took into account both the likely direct and indirect benefits to the Adviser and the Sub-Adviser from advising the Fund. The Trustees concluded that the Adviser’s and the Sub-Adviser’s profit from managing the Fund would likely not be excessive and, after review of relevant financial information, the Adviser and Sub-Adviser would have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory agreement for the Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser and Sub-Adviser, including the advisory and sub-advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the Advisory agreement would be in the best interest for the Fund and its shareholders.

VegTech Plant-based Innovation & Climate ETF
NOTICE TO SHAREHOLDERS at April 30, 2022 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-617-0004 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-617-0004. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Form N-PORT is also available by calling 1-800-617-0004.

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of the Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund's website at www.eatv.vegtechinvest.com.

VegTech Plant-based Innovation & Climate ETF
PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

HOUSEHOLDING

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at 1-800-617-0004 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Investment Adviser
VegTech, LLC
1842 Purdue Avenue, Suite 103
Los Angeles, California 90025

Investment Sub-Adviser
Penserra Capital Management LLC
4 Orinda Way, Suite 100-A
Orinda, CA 94563

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date    7/7/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date    7/7/22

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal
Financial Officer

Date    7/6/22

* Print the name and title of each signing officer under his or her signature